Financial Instruments (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Marketable securities	$ 582	$ 605	$ 2,675
Level 1
Statement [Line Items]
Marketable securities	582	282
Level 2
Statement [Line Items]
Marketable securities	$ 0	$ 323